RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2024
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Schedule of shareholders' equity under the rules of the Argentine Central Bank

12/31/2024
Capital stock	437,731
Inflation adjustment of capital stock	59,149,131
Paid in capital	554,292,371
Treasury shares	18,991
Inflation adjustment of treasury shares	8,690,435
Cost of treasury shares	(21,167,430)
Legal Reserve	12,266,518
Other reserves	81,001,535
Retained earnings	124,958,516
Other comprehensive Income	2,958,644
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	822,606,442